Cash and Cash Equivalents and Restricted Cash (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 10	$ 310
Amounts Held As Security [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Current		10
Cash Collateral in Escrow Accounts [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents, Current		$ 300